             As filed with the Securities and Exchange Commission

                             on December 15, 2000

                            Securities Act File No.

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / x  /
                                                                 -----

    Pre-Effective Amendment No.  /_____/  Post-Effective Amendment No.  /____/


                              VALUE EQUITY TRUST
              (Exact Name of Registrant as Specified in Charter)

           Two International Place, Boston, Massachusetts 02110-4103
              (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                       Scudder Kemper Investments, Inc.
                            Two International Place
                             Boston, MA 02110-4103
                    (Name and Address of Agent for Service)

                                (617) 295-1000
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

       Caroline Pearson, Esq.                   Joseph R. Fleming, Esq.
       Scudder Kemper Investments, Inc.         Dechert
       Two International Place                  Ten Post Office Square - South
       Boston, MA 02110-4103                    Boston, MA  02109-4603

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.

                     Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
        of Scudder Large Company Value Fund, a series of the Registrant

________________________________________________________________________________

   It is proposed that this filing will become effective on January 14, 2001 pursuant to Rule 488
                       under the Securities Act of 1933.

________________________________________________________________________________

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                    PART A

            INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                                  VALUE FUND

     Please take notice that a Special Meeting of Shareholders (the "Meeting") of Value Fund (the "Fund"), a series of Value Equity Trust, will be held at the offices of Scudder Kemper Investments, Inc., 13/th/ Floor, Two International Place, Boston, MA 02110-4103, on May 24, 2001, at 3:00 p.m., Eastern time, for the following purpose:

     Proposal:   To approve an Agreement and Plan of Reorganization for the Fund
                 (the "Plan"). Under the Plan, (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Scudder Large Company Value Fund, (ii) each shareholder of the Fund would receive shares of Scudder Large
                 Company Value Fund of a corresponding class to those held by the shareholder in the Fund in an amount equal to the value of their holdings in the Fund, and (iii) the Fund would then be terminated.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

     Holders of record of shares of the Fund at the close of business on March 5, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

     In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote AGAINST any such adjournment those proxies to be voted against the Proposal.

                                           By Order of the Board,

                                           /s/ John Millette

                                           John Millette
                                           Secretary
March 6, 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS

INTRODUCTION

PROPOSAL: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION................ __

          SYNOPSIS........................................................ __

          PRINCIPAL RISK FACTORS.......................................... __

          THE PROPOSED TRANSACTION........................................ __

ADDITIONAL INFORMATION.................................................... __

                           PROXY STATEMENT/PROSPECTUS
                               March [ ], 2001
                 Relating to the acquisition of the assets of
                                  VALUE FUND,
                             a separate series of
                       VALUE EQUITY TRUST (the "Trust")
                           Two International Place
                       Boston, Massachusetts 02110-4103
                                   (800) [    ]

                          ---------------------------

            by and in exchange for shares of beneficial interest of
                       SCUDDER LARGE COMPANY VALUE FUND,
                        a separate series of the Trust
                            Two International Place
                       Boston, Massachusetts 02110-4103
                               (800) [        ]

                           --------------------------

                                  INTRODUCTION

          This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust in connection with the Special Meeting of Shareholders of Value Fund (the "Fund") to be held on May 24, 2001, at the offices of Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), 13/th/ Floor, Two International Place, Boston, MA 02110-4103 at 3:00 p.m. (Eastern time), or at such later time made necessary by all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about March 6, 2001 or as soon as practicable thereafter.

          At the meeting, shareholders of the Fund will be asked to approve an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Scudder Large Company Value Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund, in exchange for shares of beneficial interest of Scudder Large Company Value Fund and the assumption by Scudder Large Company Value Fund of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Scudder Large Company Value Fund received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. As a result of the Reorganization, shareholders of the Fund will become shareholders of Scudder Large Company Value Fund and will receive shares of Scudder Large Company Value Fund in an amount equal to the value of their holdings in the Fund as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about June 25, 2001.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          In the descriptions of the Proposal below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Fund or Scudder Large Company Value Fund (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken by the Trust, on behalf of the applicable Fund.

          This Proxy Statement/Prospectus sets forth concisely the information about Scudder Large Company Value Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Scudder Large Company Value Fund, see Scudder Large Company Value Fund's prospectus relating to the class of shares that you will receive in the Reorganization as each is supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated February 1, 2001, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

          Also incorporated herein by reference is Scudder Large Company Value Fund's statement of additional information relating to the class of shares that you will receive in the Reorganization, as each is supplemented from time to time, which may be obtained upon request and without charge by calling or writing Scudder Large Company Value Fund at the telephone number or address
listed above. A Statement of Additional Information, dated March [    ], 2001,
containing additional information about the Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Scudder Large Company Value Fund at the telephone number or address listed above. Shareholder inquiries regarding Scudder Large Company
Value Fund may be made by calling (800) [    ] and shareholder inquiries
regarding the Fund may be made by calling (800) [    ]. The information
contained in this document concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

          Scudder Large Company Value Fund and the Fund are diversified series of shares of beneficial interest of the Trust, an open-end management investment company organized as a Massachusetts business trust.

          The Board of Trustees of the Trust unanimously recommends that shareholders vote FOR the Proposal.


                        PROPOSAL:  APPROVAL OF AGREEMENT
                           AND PLAN OF REORGANIZATION

I.  SYNOPSIS

Introduction

          The Board of Trustees of the Trust, including all of the Independent Trustees, approved the Plan at a meeting held on November 13, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Scudder Large Company Value Fund in exchange for Class S, Class A, Class B and Class C shares of Scudder Large Company Value Fund; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and (c) the termination of the Fund. As a result of the

Reorganization, each shareholder of the Fund will become a shareholder of Scudder Large Company Value Fund and will hold, immediately after the Reorganization, shares of the class of shares of Scudder Large Company Value Fund that corresponds to the class of shares of the Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

          Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Fund's shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives, exchange privileges and automatic dividend reinvestment. Services provided to the Class S, Class A, Class B and Class C shareholders of Scudder Large Company Value Fund following the Reorganization will be identical to those currently provided to shareholders of the corresponding class of the Fund. See "Purchases, Exchanges and Redemptions" below.

Background of the Reorganization

          The Reorganization is part of a broader Scudder Kemper restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

          As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund shareholders. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that the combination of its open-end, directly-distributed funds and classes (the "Scudder Funds") with the funds in the Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. Scudder Kemper has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and policies. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Scudder Funds.

          The fund consolidations are expected to have a positive impact on Scudder Kemper, as well. These consolidations are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

          Since receiving Scudder Kemper's proposal on June 5, 2000, the Trustees have conducted a thorough review of all aspects of the proposed Reorganization. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

          The Trustees believe that the Reorganization will provide shareholders of the Fund with the following benefits:

          . LOWER FUND EXPENSES. If the Reorganization is approved, the Fund's shareholders are expected to benefit from lower Total Fund Operating expenses. Please refer to "Comparison of Expenses" below.

          . GREATER PREDICTABILITY OF EXPENSES. Scudder Large Company Value Fund and Scudder Kemper have entered into an administrative services agreement pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by Scudder Large Company Value Fund in return for payment by each class of shares of Scudder Large Company Value Fund of an annual administrative services fee. This agreement, which has an initial three year term, protects Scudder Large Company Value Fund's shareholders from increases in Scudder Large Company Value Fund's expense ratio attributed to any increases in the costs of providing these services.

          . SIMILAR INVESTMENT OBJECTIVES AND POLICIES. Although some differences do exist, Scudder Kemper has advised the Trustees that the Funds have compatible investment objectives and policies. Scudder Kemper has also advised the Trustees that both Funds have the same portfolio management team and follow a substantially similar investment process. Please refer to "Investment Objectives, Policies and Restrictions of the Funds" below.

          . TAX-FREE REORGANIZATION. It is a condition of the Reorganization that the Fund receives an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

          For these reasons, as more fully described below under "The Proposed Transaction -- Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:

          . the Reorganization is in the best interests of the Fund and its shareholders; and

          . the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization.

          Accordingly, the Trustees unanimously recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

          This section will help you compare the investment objectives and policies of the Fund and Scudder Large Company Value Fund. Please be aware that this is only a summary. More complete information may be found in the Funds' prospectuses.

          The investment objectives, policies and restrictions of the Fund and Scudder Large Company Value Fund are similar. Some differences do exist. The investment objective of the Fund is to seek long-term growth of capital through investment in undervalued equity securities. The investment objective of Scudder Large Company Value Fund is to seek maximum long-term capital appreciation through a value-oriented investment approach. There can be no assurance that either Fund will achieve its investment objective.

          Both Funds have the same portfolio management teams and are managed in a substantially similar manner. Scudder Large Company Value Fund invests at least 65% of its net assets in common stocks and other equities of large U.S. companies (those with a market value of $1 billion or more). Similarly, the Fund invests at least 80% of its net assets in equity securities, primarily common stocks of larger, established U.S. companies with similar market values.

          In selecting stocks for each Fund, the managers begin by using a computer model that examines companies in the Russell 1000 Index. For Scudder Large Company Value Fund, the model seeks those companies whose market values, when compared to such factors as earnings, book value and sales, place them in the most undervalued 40% of companies in the index. For the Fund, the model ranks the stocks in the index by comparing a company's stock price to earnings, book value, cash flow and other quantitative measures.

          The managers of Scudder Large Company Value Fund then further narrow the pool of potential stock by using bottom-up analysis to look for companies that seem poised for business improvement. Scudder Large Company Value Fund managers also draw on fundamental investment research to assemble Scudder Large Company Value Fund's portfolio and assess the economic outlooks for various industries and the risk characteristics and potential volatility of each stock.

          For the Fund, the managers then analyze those companies that the model indicates are most undervalued, seeking to identify those whose stock prices appear likely to rebound due to a particular factor, and consider the impact on the Fund of each stock's potential risk factors and expected volatility.
Lastly, the managers of the Fund identify the 60 to 90 most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries.

          Scudder Large Company Value Fund will normally sell a stock when it reaches a target price, when the managers believe other investments offer better opportunities or in the course of adjusting its exposure to a given industry. The Fund will normally sell a stock when the managers believe it is fairly valued, it may not benefit from the current market, its fundamental factors have changed or it has performed below expectations.

          Both Funds may invest up to 20% of their net assets in certain investment-grade debt securities. Each Fund may also purchase debt securities that are rated Baa or below ("high yield" or "junk" bonds), but Scudder Large Company Value Fund may invest a greater percentage of its assets in debt securities rated B or lower, including those rated C or D. Unlike the Fund, Scudder Large Company Value Fund may invest in foreign securities. Each Fund also is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), but the Investment Manager does not intend to use them as principal investments, and might not use them at all, for either Fund. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that each Fund would not be pursuing its objective.

          The Funds' investment restrictions are identical, as such restrictions are set forth under "Investment Restrictions" in each Fund's statement of additional information. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by the particular Fund's Board without shareholder approval. Investors should refer to the respective statements of additional information of the Funds for a fuller description of each Fund's investment policies and restrictions.

Portfolio Turnover

          The portfolio turnover rate for Scudder Large Company Value Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended July 31, 2000 was 46%. The portfolio turnover rate for the Fund for the fiscal year ended September 30, 2000 was 51%.

Performance

          The following table shows how the returns of the Fund and Scudder Large Company Value Fund over different periods average out. For context, the table also includes a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performances of both Funds and the index vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                 [Insert Table]

          For management's discussion of Scudder Large Company Value Fund's performance for the fiscal year ended July 31, 2000, please refer to Exhibit B.

Investment Manager; Fees and Expenses

          Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. The same individuals serve as the portfolio management team for each Fund. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

          Pursuant to separate contracts, both Funds pay the Investment Manager a graduated investment management fee, although the fee rates and breakpoints differ. The fee is graduated so that increases in a Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of July 31, 2000, Scudder Large Company Value Fund had total net assets of $2,077,971,638. For the fiscal year ended July 31, 2000, Scudder Large Company Value Fund paid the Investment Manager a fee of 0.62% of its average daily net assets. As of September 30, 2000, the Fund had total net assets of $419,862,688. For the fiscal year ended September 30, 2000, the Fund paid the Investment Manager a fee of 0.70% of its average daily net assets.

          The investment management fee schedule for the combined Fund after the Reorganization will be identical to the current fee schedule for Scudder Large Company Value Fund. Currently the fee schedules for the Fund and Scudder Large Company Value Fund are as follows:

-------------------------------------------------------------------------------------------------------------
                        Fund                                      Scudder Large Company Value Fund
-------------------------------------------------------------------------------------------------------------
Average Daily Net Assets                 Fee Rate               Average Daily Net Assets           Fee Rate
-------------------------------------  -------------      -------------------------------------  -------------
First $500 million                             0.70%      First $1.5 billion                        0.600%
Over $500 million                              0.65%      Next $500 million                         0.575%
                                                          Next $1 billion                           0.550%
                                                          Next $1 billion                           0.525%
                                                          Next $1 billion                           0.500%
                                                          Over $5 billion                           0.475%
-------------------------------------------------------------------------------------------------------------

          Based upon the Fund's average net assets for the twelve-month period ended September 30, 2000, the effective advisory fee rate for the Fund was 0.70%. Based upon each Fund's average net assets for the twelve-month period ended September 30, 2000, the effective advisory fee rate for Scudder Large Company Value Fund after the Reorganization would be 0.58% of average daily net assets.

Administrative Fee

          Scudder Large Company Value Fund has entered into an administration agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by Scudder Large Company Value Fund (other than those provided by Scudder Kemper under its investment management agreement with that Fund) in exchange for the payment by Scudder Large Company Value Fund of an annual administrative services fee (the "Administrative Fee") equal to 0.300%, 0.325%, 0.375% and 0.350% of average daily net assets attributable to the Class S, Class A, Class B and Class C shares, respectively. The fees for the services provided by Kemper Distributors, Inc. ("KDI") under its services agreement and underwriting and distribution agreement with Scudder Large Company Value Fund applicable to the Class A, Class B and Class C shares are not covered by, and are in addition to, the Administrative Fee. One effect of this arrangement is to make Scudder Large Company Value Fund's future expense ratio more predictable. On the other hand, the administrative fee rate does not decrease with economies of scale from increases in asset size or decreased operating expenses. The details of this arrangement (including expenses that are not covered) are set out below.

          Various service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to Scudder Large Company Value Fund pursuant to separate agreements. Some of these Service Providers may differ from current Service Providers of the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for Scudder Large Company Value Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of Scudder Large Company Value Fund. By contract with Scudder Service Corporation, Kemper Service Company, also a subsidiary of Scudder Kemper, will serve as shareholder servicing agent for the Class A, Class B and Class C shares following the Reorganization. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Scudder Investor Services, Inc. ("SIS"), also a wholly-owned subsidiary of Scudder Kemper, acts as the principal underwriter and distributor for the Class S shares of Scudder Large Company Value Fund and acts as agent of such Fund in the continuous offering of its Class S shares. KDI, an affiliate of Scudder Kemper, acts as the principal underwriter and distributor for the Class A, Class B and Class C shares of Scudder Large Company Value Fund and acts as agent of such Fund in the continuous offering of its Class A, Class B and Class C shares. As custodian, State Street Bank and Trust Company holds the portfolio securities of Scudder Large Company Value Fund, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for Scudder Large Company Value Fund.

          Under the Administration Agreement, each Service Provider provides the services to Scudder Large Company Value Fund described above, except that Scudder Kemper pays these entities for the provision of their services to Scudder Large Company Value Fund and pays most other fund expenses, including insurance, registration, printing and postage fees. In return, Scudder Large Company Value Fund pays Scudder Kemper the Administrative Fee.

          The Administration Agreement will remain in effect for an initial term ending September 30, 2003, subject to earlier termination by the trustees that oversee Scudder Large Company Value Fund. The fee payable by Scudder Large Company Value Fund to Scudder Kemper pursuant to the Administration Agreement is reduced by the amount of any credit received from Scudder Large Company Value Fund's custodian for cash balances.

          Certain expenses of Scudder Large Company Value Fund are not borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). Scudder Large Company Value Fund continues to pay the fees required by its investment management agreement with Scudder Kemper. In addition, Class A, Class B and Class C shares of Scudder Large Company Value Fund pay the fees under the services agreement and underwriting and distribution services agreement with KDI, as described in "Distribution and Service Fees - Class A, Class B and Class C Shares" below.

Comparison of Expenses

          The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class S, Class A, Class B and Class C shares of Scudder Large Company Value Fund, and compares these with the expenses of the Fund. As indicated below, it is expected that the total expense ratio of each class of Scudder Large Company Value Fund following the Reorganization will be substantially lower than the current expense ratio of the corresponding classes of the Fund. Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 2000 (prior to the creation of Class A, Class B and Class C shares of Scudder Large Company Value Fund) and on a pro forma basis as of that date and for the twelve month period then ended, assuming the Reorganization had been in effect for the period.

                           Expense Comparison Table
                                Class S Shares

                                                                             Scudder
                                                                          Large Company           Pro Forma
                                                          Fund              Value Fund           (Combined)(1)
                                                          ----            -------------          -------------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                     None                 None                   None
 Purchases (as % of offering price)

Maximum Deferred Sales Charge (Load) (as % of              None                 None                   None
 purchase price or redemption proceeds)

Maximum Deferred Sales Charge (Load) imposed               None                 None                   None
 on reinvested dividends

Redemption Fee (as a percentage of amount                  None                 None*                  None*
 redeemed, if applicable)

Annual Fund Operating Expenses (Unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                            0.70%                0.59%(2)               0.58%

Distribution and/or service (12b-1) fees                   None                 None                   None

Other Expenses                                             0.77%                0.30%(3)               0.30%
                                                         ------               ------                 ------

Total Annual Fund Operating Expenses                       1.47%                0.89%                  0.88%

Expense Example of Total Operating Expenses
-------------------------------------------
at the End of the Period(4)
------------------------

One Year                                                 $  149               $   91                 $   90

Three Years                                              $  465               $  284                 $  281

Five Years                                               $  803               $  493                 $  488

Ten Years                                                $1,757               $1,096                 $1,084

  ________________
* There is a $5 wire service fee for receiving redemption proceeds via wire.

Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Restated to reflect the implementation of Scudder Large Company Value Fund's new investment management agreement.
(3) Restated to relfect the implementation of Scudder Large Company Value Fund's Administration Agreement.
(4) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

                            Expense Comparison Table
                                 Class A Shares


                                                                             Scudder
                                                                          Large Company           Pro Forma
                                                          Fund              Value Fund           (Combined)(1)
                                                          ----            -------------          -------------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                     5.75%                5.75%                  5.75%
 Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                   None                 None                   None
 (Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed               None                 None                   None
 on reinvested dividends

Redemption Fee (as a percentage of amount                  None                 None                   None
 redeemed, if applicable)


Annual Fund Operating Expenses (Unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                            0.70%                0.59%(3)               0.58%

Distribution and/or service (12b-1) fees                   None                 0.25%                  0.25%

Other Expenses                                             0.98%                0.33%(4)               0.33%
                                                         ------               ------                 ------

Total Annual Fund Operating Expenses                       1.68%                1.17%                  1.16%

Expense Example of Total Operating Expenses
-------------------------------------------
at the End of the Period(5)
------------------------

One Year                                                 $  736               $  687                 $  686

Three Years                                              $1,074               $  925                 $  922

Five Years                                               $1,435               $1,182                 $1,177

Ten Years                                                $2,448               $1,914                 $1,903

  ________________

Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge for shares sold during the first year after purchase and .50% for shares sold during the second year.
(3) Restated to reflect the implementation of Scudder Large Company Value Fund's new investment management agreement.
(4) Restated to reflect the implementation of Scudder Large Company Value Fund's Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

                            Expense Comparison Table
                                 Class B Shares


                                                                             Scudder
                                                                          Large Company           Pro Forma
                                                          Fund              Value Fund           (Combined)(1)
                                                          ----            -------------          -------------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                     None                 None                   None
 Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                   4.00%                4.00%                  4.00%
 (Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed               None                 None                   None
 on reinvested dividends

Redemption Fee (as a percentage of amount                  None                 None                   None
 redeemed, if applicable)


Annual Fund Operating Expenses (Unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                            0.70%                0.59%(3)               0.58%

Distribution and/or service (12b-1) fees                   0.75%                1.00%                  1.00%

Other Expenses                                             0.84%                0.38%(4)               0.38%
                                                         ------               ------                 ------

Total Annual Fund Operating Expenses                       2.29%                1.97%                  1.96%

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the
-------------------------------------
Period(5)
---------

One Year                                                 $  632               $  600                 $  599

Three Years                                              $1,015               $  918                 $  915

Five Years                                               $1,425               $1,262                 $1,257

Ten Years                                                $2,333               $1,899                 $1,888

Example of Total Operating Expenses
-----------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(5)
------

One Year                                                 $  232              $  200                $  199

Three Years                                              $  715              $  618                $  615

Five Years                                               $1,225              $1,062                $1,057

Ten Years                                                $2,333              $1,899                $1,888

  ________________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Contingent deferred sales charges on Class B shares sold within the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.
(3) Restated to reflect the implementation of Scudder Large Company Value Fund's new investment management agreement.
(4) Restated to relfect the implementation of Scudder Large Company Value Fund's Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same. Assumes conversion to Class A shares six years after purchase.

                            Expense Comparison Table
                                 Class C Shares


                                                                             Scudder
                                                                          Large Company           Pro Forma
                                                          Fund              Value Fund           (Combined)(1)
                                                          ----            -------------          -------------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                     None                 None                   None
 Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                   1.00%                1.00%                  1.00%
 (Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed               None                 None                   None
 on reinvested dividends

Redemption Fee (as a percentage of amount                  None                 None                   None
 redeemed, if applicable)


Annual Fund Operating Expenses (Unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                            0.70%                0.59%(3)               0.58%

Distribution and/or service (12b-1) fees                   0.75%                1.00%                  1.00%

Other Expenses                                             1.09%                0.35%(4)               0.35%
                                                         ------               ------                 ------
Total Annual Fund Operating Expenses                       2.54%                1.94%                  1.93%

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the
-------------------------------------
Period(5)
------
One Year                                                 $  357               $  297                 $  296

Three Years                                              $  791               $  609                 $  606

Five Years                                               $1,350               $1,047                 $1,042

Ten Years                                                $2,875               $2,264                 $2,254

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(5)
------

One Year                                                 $  257              $  197                $  196

Three Years                                              $  791              $  609                $  606

Five Years                                               $1,350              $1,047                $1,042

Ten Years                                                $2,875              $2,264                $2,254

  ________________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Contingent deferred sales charges on Class C shares is 1% for shares sold during the first year after purchase.
(3) Restated to reflect the implementation of Scudder Large Company Value Fund's new investment management agreement.
(4) Restated to reflect the implementation of Scudder Large Company Value Fund's Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

Financial Highlights

     The financial highlights table for Scudder Large Company Value Fund prior to the creation of Class A, Class B and Class C shares, which is intended to help you understand Scudder Large Company Value Fund's financial performance for the past five years, is included in Scudder Large Company Value Fund's prospectus that relates to Class S shares which is included in the materials provided to Class S shareholders of the Fund with this document.

Distribution of Class S Shares

          SIS, Two International Place, Boston, Massachusetts 02110, a subsidiary of the Investment Manager, is the principal underwriter of the Class S shares of the Fund and will serve as the principal underwriter of the Class S shares of Scudder Large Company Value Fund. SIS charges no direct fees in connection with the distribution of Class S shares of the Fund or the Class S shares of Scudder Large Company Value Fund. Following the Reorganization, shareholders of Class S shares of Scudder Large Company Value Fund will continue to be able to purchase shares of the funds in the Scudder Family of Funds on a no-load basis.

Distribution and Services Fees - Class A, Class B and Class C Shares

          Pursuant to an underwriting and distribution services agreement with Scudder Large Company Value Fund, KDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, will act as the principal underwriter and distributor of the Class A, Class B and Class C shares of Scudder Large Company Value Fund and will act as agent of that Fund in the continuing offer of such shares. Prior to the Closing, Scudder Large Company Value Fund will also adopt distribution plans in accordance with Rule 12b-1 under the 1940 Act that are substantially identical to the existing distribution plans adopted by the Fund, with one exception. As under the current distribution plans for the Fund, Scudder Large Company Value Fund will pay KDI an asset-based fee at an annual rate of 0.75% of Class B and Class C shares.
The distribution plans for Scudder Large Company Value Fund, however, unlike the distribution plans for the Fund, will also authorize the payment to KDI of the 0.25% services fee with respect to the Class A, Class B and Class C shares pursuant to the services agreement described below. Neither KDI nor the Trustees of the Fund believe that the services performed by KDI under the services agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other services provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any doubt that may arise in the future regarding whether the services performed by KDI under the services agreement are "distribution" services, the distribution plans for Scudder Large Company Value Fund will authorize the payment of the services fee. The fact that the services fee will be authorized by Scudder Large Company Value Fund's distribution plans will not change the fee rate nor will it affect the nature or quality of the services provided by KDI.

          Pursuant to the services agreement with Scudder Large Company Value Fund, which is substantially identical to the current services agreement with the Fund, KDI will receive a services fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Scudder Large Company Value Fund. KDI will use the services fee to compensate financial services firms ("firms") for providing personal services and maintenance of accounts for their customers that hold those classes of shares of Scudder Large Company Value Fund, and may retain any portion of the fee not paid to firms to compensate itself for administrative functions performed for the Class A, Class B and Class C shares of the Fund. All fee amounts are payable monthly and are based on the average daily net assets of each Fund attributable to the relevant class of shares.

Purchases, Exchanges and Redemptions - General

          Both Funds are part of the Scudder Kemper complex of mutual funds. At the time of the Closing, the procedures for purchases, exchanges and redemptions of Class S, Class A, Class B and Class C shares of Scudder Large Company Value Fund will be identical to those of the Fund. Shares of Scudder Large Company Value Fund will be exchangeable for shares of the same class of most other open-end funds advised by Scudder Kemper offering such shares.

          Services available to shareholders of Class S, Class A, Class B and Class C shares of Scudder Large Company Value Fund will be identical to those available to shareholders of the corresponding classes of the Fund and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions, exchanges by telephone to most other Scudder Kemper funds that offer Class S, Class A, Class B and Class C shares, and reinvestment privileges. Please see the prospectus of Scudder Large Company Value Fund for additional information.

Purchases, Exchanges and Redemptions - Class A, Class B and Class C Shares

          At the time of the Closing, corresponding classes of shares of Scudder Large Company Value Fund will have identical sales charges to those of the Class A, Class B and Class C shares of the Fund. Scudder Large Company Value Fund will have a maximum initial sales charge of 5.75% on Class A shares. Shareholders who purchase $1 million or more of Class A shares will pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1% if the shares are sold within 2 years of the date on which they were purchased. Class B shares will be sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC will begin at 4% for shares sold in the first year, will decline to 1% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares. Class C shares will be sold without a front-end sales charge, but may be subject to a CDSC of up to 1% if the shares are sold within one year of purchase.

          Class A, Class B and Class C shares of Scudder Large Company Value Fund received in the Reorganization will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Fund exchanged for shares of Scudder Large Company Value Fund as a result of the Reorganization. However, following the Reorganization, any CDSC that applies to shares of the Fund will continue to apply to shares of Scudder Large Company Value Fund received in the Reorganization, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganization.

Dividends and Other Distributions

          Each Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, in December of each year. An additional distribution may be made if necessary. Dividends and distributions of each Fund will be invested in additional shares of the same class of that Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

          If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Tax Consequences

          As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."
                   *                *                      *

          The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

          Because of their similar investment objectives, policies and strategies, the principal risks presented by the Funds are similar. The main risks applicable to each Fund include, among others, market risk and management risk (i.e., securities selection by the Investment Manager). In addition, because each Fund generally invests a large portion of its asset in "value" stocks, the value of an investment in each Fund is subject to a higher degree of the risk that value stocks may be out of favor relative to other types of securities for certain periods. To the extent that a Fund invests in debt securities, it may be subject to the risks associated with interest rates and credit quality. Credit risk is greater for junk bonds than for investment grade bonds. Investments in junk bonds entail relatively greater loss of income and principal than investments in higher rated securities, and may fluctuate more in value. Because Scudder Large Company Value Fund may invest a greater percentage of its assets in junk bonds than may the Fund, Scudder Large Company Value Fund may be subject to this risk to a greater extent than the Fund. Lastly, to the extent that Scudder Large Company Value Fund invests in foreign securities, it may be subject to the risks associated with such investments and foreign currency risk. Foreign investments tend to be more volatile than their U.S. counterparts, for various reasons including political and economic uncertainties and difficulty in obtaining accurate information. Lastly, the Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

          For a further discussion of the investment techniques and risk factors applicable to the Funds, see "Investment Objectives, Policies and Restrictions of the Funds" herein, and the prospectuses and statements of additional information for the Funds.

III.  THE PROPOSED TRANSACTION

Description of the Plan

          As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Fund to Scudder Large Company Value Fund in exchange for that number of full and fractional Class S, Class A, Class B and Class C shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Scudder Large Company Value Fund will assume all of the liabilities of the Fund. The Fund will distribute the Class S, Class A, Class B and Class C shares received in the exchange to the shareholders of the corresponding classes of the Fund in complete liquidation of the Fund. The Fund will then be terminated.

          Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional Class S, Class A, Class B or Class C shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Scudder Large Company Value Fund identical in all material respects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, Class S, Class A, Class B and Class C shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If Class S, Class A, Class B or Class C shares of the Fund are represented by certificates prior to the

Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any Class S, Class A, Class B or Class C shares of Scudder Large Company Value Fund distributed in the Reorganization to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

          Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase of Class S, Class A, Class B or Class C shares of Scudder Large Company Value Fund received by the shareholder in connection with the Reorganization.

          The obligations of the Trust, on behalf of Scudder Large Company Value Fund and the Fund, respectively, under the Plan are subject to various conditions, as stated therein. The Plan also requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated: (i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by _____ __, 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Scudder Large Company Value Fund to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

          Scudder Kemper will pay Scudder Large Company Value Fund's allocable share of expenses associated with the Reorganization. Each class of the Fund will pay its allocable share of expenses associated with the Reorganization (approximately $23,240 for Class A, $25,750 for Class B, $6,108 for Class C and $305,896 for Class S, or $[ ], $[ ], $[ ] and $[ ] per share, respectively,
based on [           ], 2000 net assets for the Fund).

Board Approval of the Proposed Transaction

          Scudder Kemper first proposed the Reorganization to the Independent Trustees of the Fund at a meeting held on June 5, 2000. The Reorganization was presented to the Trustees and considered by them as part of a broader initiative by Scudder Kemper to consolidate its mutual fund lineup and to offer all of the open-end mutual funds it advises under the "Scudder" brand name (see "Synopsis - Background of the Reorganization" above). This initiative includes five major components:

               (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder name, with a concentration on distribution through financial intermediaries and the AARP Investment Program;

               (ii) The combination of funds with similar investment objectives and policies, including in particular the combination of similar Scudder Funds and Kemper Funds currently offered to the general public;

               (iii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

               (iv) The creation of new classes of shares of each continuing Scudder Fund to facilitate future distribution of such funds through the "intermediary" or broker-sold distribution channel, and the creation of new classes of shares of each Fund into which a Scudder Fund is merging (including Scudder Large Company Value
               Fund) in order to allow current Scudder Fund Class S and Class AARP shareholders to continue holding a class of shares with similar rights, privileges and expense structures as they currently possess; and

               (v) The implementation by each acquiring fund of an Administration Agreement similar in scope and structure to the Administration Agreements recently adopted by many of the Scudder Funds.

          The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as trustees or directors. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the June 5th meeting, the Independent Trustees met on several occasions to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals, many of which were accepted.

          Following the conclusion of this process, the Independent Trustees of the Fund, the independent trustees/directors of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

          On November 13, 2000, the Board of the Fund, including the Independent Trustees of the Fund, approved the terms of the Reorganization and certain related proposals. The Independent Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

          In determining to recommend that the shareholders of the Fund approve the Reorganization, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Scudder Large Company Value Fund, and between the estimated operating expenses of Scudder Large Company Value Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Fund's and Scudder Large Company Value Fund's investment objectives, policies, restrictions and portfolios; (d) the agreement by Scudder Kemper to provide services to Scudder Large Company Value Fund for a fixed fee rate under the Administration Agreement with an initial three year term; (e) the service features available to shareholders of the Fund and Scudder Large Company Value Fund; (f) the costs to be borne by the Fund, Scudder Large Company Value Fund and Scudder Kemper as a result of the Reorganization; (g) prospects for Scudder Large Company Value Fund to attract additional assets; (h) the tax consequences of the Reorganization on the Fund, Scudder Large Company

Value Fund and their respective shareholders; and (i) the investment performance of the Fund and Scudder Large Company Value Fund.

          The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal. The Trustees concluded that these economies were appropriately reflected in the fee and expense arrangements of Scudder Large Company Value Fund, as proposed to be revised upon completion of the Reorganization. In particular, the Trustees considered the benefits to shareholders resulting from locking in the rate of Scudder Large Company Value Fund's Administrative Fee for an initial three-year period, and the resulting protection this would afford shareholders if Scudder Large Company Value Fund's net assets declined as a result of market fluctuations or net redemptions.

          The Trustees also considered the impact of the Reorganization on the total expenses to be borne by shareholders of the Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio (reflecting the Administrative Fee) for the combined Fund following the Reorganization is substantially lower than the current expense ratio for the Fund. The Board also considered that the Reorganization would permit the shareholders of the Fund to pursue similar investment goals in a larger fund.

          Based on all of the foregoing, the Board concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

          Scudder Large Company Value Fund is a series of the Trust, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Trust are authorized to divide the Trust's shares into separate series. Scudder Large Company Value Fund is one of four series of the Trust that the board has created to date. The Trustees of the Trust are also authorized to further divide the shares of the series of the Trust into classes. The shares of Scudder Large Company Value Fund are currently divided into six classes, Class S, Class AARP, Class A, Class B, Class C and Class I. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expense levels because distribution costs and certain other expenses approved by the Trustees of the Trust are borne by the class incurring such expenses.

          Each share of each class of Scudder Large Company Value Fund represents an interest in Scudder Large Company Value Fund that is equal to and proportionate with each other share of that class of Scudder Large Company Value Fund. Scudder Large Company Value Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no differences between the rights of shareholders of the Fund and the rights of shareholders of Scudder Large Company Value Fund.

Federal Income Tax Consequences

          The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Scudder Large Company Value Fund of all or substantially all of the assets of the Fund in exchange solely for Class S, Class A, Class B and Class C shares and the assumption by Scudder Large Company Value Fund of all of the liabilities of the Fund, followed by the distribution of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Scudder Large Company Value Fund and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of all or substantially all of its assets to Scudder Large Company Value Fund in exchange solely for Class S, Class A, Class B and Class C shares and the assumption by Scudder Large Company Value Fund of all of the liabilities of the Fund or upon the distribution of the Class S, Class A, Class B and Class C shares to shareholders of the Fund in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of Scudder Large Company Value Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Scudder Large Company Value Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Scudder Large Company Value Fund upon the receipt of the assets of the Fund in exchange for Class S, Class A, Class B and Class C shares and the assumption by Scudder Large Company Value Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the Class S, Class A, Class B and Class C shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Class S, Class A, Class B and Class C shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Class S, Class A, Class B and Class C shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

          After the Closing, Scudder Large Company Value Fund may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

          While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Legal Matters

          Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of Scudder Large Company Value Fund will be passed on by Dechert, Ten Post Office Square, South, Boston, Massachusetts 02109.

Capitalization

          The following table shows on an unaudited basis the capitalization of Scudder Large Company Value Fund and the Fund as of September 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization(1):

                                              Scudder Large
                                              Company                  Pro Forma              Pro Forma
                           Fund               Value Fund               Adjustments            (Combined)
                           ----               ----------               -----------            ----------
Net Assets
Class S shares             $331,123,448        $2,237,600,169                   (3)           $  2,568,723,617
Class A shares             $ 50,693,642                                         (4)           $     50,693,642
Class B shares             $ 30,573,600                                         (4)           $     30,573,600
Class C shares             $  7,471,998                                         (4)           $      7,471,998
                                                                                              ----------------

Total Net Assets                                                                              $  2,657,462,857(2)
                                                                                              ================

Shares Outstanding
Class S shares               12,846,172            77,496,256           (1,376,707)                 88,965,721
Class A shares                1,968,732                                   (212,804)                  1,755,928
Class B shares                1,195,742                                   (136,733)                  1,059,009
Class C shares                  292,512                                    (33,697)                    258,815

Net Asset Value
  per Share
Class S shares             $      25.78        $        28.87                                 $          28.87
Class A shares             $      25.75                                                       $          28.87
Class B shares             $      25.57                                                       $          28.87
Class C shares             $      25.54                                                       $          28.87

____________________
(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Scudder Large Company Value Fund will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Scudder Large Company Value Fund that actually will be received on or after such date.
(2) Pro forma combined net assets do not reflect expense reductions that would result from the implementation of an administrative fee for Scudder Large Company Value Fund.
(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $XXXX and $XXXX to be borne by the Class S shares of Scudder Large Company Value Fund and the Fund, respectively.
(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Fund.


  The Board of Trustees  unanimously recommends that the shareholders of the
                     Fund vote in favor of this Proposal.

                            ADDITIONAL INFORMATION

Information about the Funds

          Additional information about the Trust, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston,
Massachusetts 02110-4103, or by calling 1-800-[       ].

          The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Trust can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference

Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Trusts and the Funds.

General

          Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. See "The Proposed Transaction - Description of the Plan." In addition to solicitation by mail, certain officers and representatives of the Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

          Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Scudder Kemper Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposal.

          The presence at any shareholders' meeting, in person or by proxy, of the holders of at least one-third of the shares of the Fund entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

          Approval of the Proposal requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon. Abstentions and broker non-votes and will have the effect of a "no" vote on the Proposal.

          Holders of record of the shares of the Fund at the close of business on March 5, 2001 will be entitled to one vote per share on all business of the
Meeting.  As of February 5, 2001, there were [        ] Class S shares, [
] Class A shares, [             ] Class B shares and [             ] Class C
shares of the Fund outstanding.

          [As of December 31, 2000, the officers and Trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of Scudder Large Company Value Fund.] The Appendix hereto sets forth the beneficial owners of more than 5% of each class of each Fund's shares, as well as the beneficial owners of more than 5% of the shares of each class of each other series of the Trust. To the best of the Trust's knowledge, as of December 31, 2000, no person owned beneficially more than 5% of any class of either Fund's outstanding shares or the shares of any other series of the Trust, except as stated on the Appendix.

          Shareholder Communications Corporation ("SCC") has been engaged to
assist in the solicitation of proxies, at an estimated cost of $[        ].  As
the Meeting date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

          In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposal on the proxy card(s), and ask for the shareholder's instructions on the Proposal. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

          Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposal. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

          If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-
[         ].  Any proxy given by a shareholder is revocable until voted at the
Meeting.

          Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Trust, c/o Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110-4103, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

          Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Trust and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


By Order of the Board,



/s/ John Millette

John Millette
Secretary

                         INDEX OF EXHIBITS AND APPENDIX

EXHIBIT A:   FORM OF AGREEMENT AND PLAN OF REORGANIZATION......................

EXHIBIT B:   MANAGEMENT'S DISCUSSION OF SCUDDER LARGE COMPANY VALUE FUND'S
             PERFORMANCE.......................................................

APPENDIX:    BENEFICIAL OWNERS OF FUND SHARES..................................

                                   EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [        ], 2001, by and among Value Equity Trust (the
"Trust"), a Massachusetts business trust, on behalf of each of Scudder Large Company Value Fund (the "Acquiring Fund") and Value Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). Each of the Acquiring Fund and the Acquired Fund is a separate series of the Trust. The principal place of business of the Trust is Two International Place, Boston, Massachusetts 02110-4103.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class S, Class A, Class B and Class C voting shares of beneficial interest ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class S, Class A, Class B and Class C shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class S, Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund with respect to the Class S, Class A, Class B and Class C shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class S, Class A, Class B and Class C Acquiring Fund Shares to be so credited to the Class S, Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class S, Class A, Class B and Class C shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Trust's Declaration of Trust, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

     2.2. The net asset value of a Class S, Class A, Class B or Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A, Class B and/or Class C Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of a Class A, Class B and/or Class C share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

     2.3. The number of the Class S, Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class S, Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be June 25, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Scudder Service Corporation, as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class S, Class A, Class B and Class C Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class S, Class A, Class B and Class C shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of the Acquired Fund shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

          (a) The Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

          (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

          (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result (i) in violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or
(iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended September 30, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since September 30, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Scudder Service Corporation, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

          (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result (i) in violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended July 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since July 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

     5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

     5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than May 24, 2001.

     5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, the Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

     6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

           (a) The Trust has been duly formed and is an existing business trust;
(b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

           The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund.

     6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

     6.5. The Acquiring Fund shall have entered into an administrative services agreement with Scudder Kemper in a form reasonably satisfactory to the Acquired Fund.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

           (a) The Trust has been duly formed and is an existing business trust;
(b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have been obtained or made.

           The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund.

     7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. The Trust, on behalf of each of the Funds, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. [Scudder Kemper will pay the Acquiring Fund's allocable share of expenses associated with the Reorganization.] Each class of the Acquired Fund will pay its allocable share of expenses associated with the Reorganization (approximately $23,240 for Class A, $25,750 for Class B, $6,108 for Class C and $305,896 for Class S, or $[ ], $[ ], $[ ] and $[ ] per share, respectively,
based on [     ], 2000 net assets for the Fund). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before
[   ], 2001, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph
R. Fleming, Esq., or to the Acquiring Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to the Trust mean and refer to the Board members of the Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Trust conducts its business. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trust or the Funds personally, but bind only the respective property of the Funds, as provided in the Trust's Declaration of Trust. Moreover, no series of the Trust other than the Funds shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in the Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trust or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                            VALUE EQUITY TRUST
                                   on behalf of Value Fund

_________________________
Secretary

                                   ______________________________
                                   By:___________________________
                                   Its:__________________________


Attest:                            VALUE EQUITY TRUST
                                   on behalf of Scudder Large Company Value Fund

_________________________
Secretary

                                   ______________________________
                                   By:___________________________
                                   Its:___________________________


AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

______________________________
By:___________________________
Its:__________________________

                                   EXHIBIT B

   MANAGEMENT'S DISCUSSION OF SCUDDER LARGE COMPANY VALUE FUND'S PERFORMANCE

                                                                       EXHIBIT B

Performance Update
--------------------------------------------------------------------------------

July 31, 2000

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                    Scudder Large              Russell 1000
                  Company Value Fund           Value Index*

         '90           10000                     10000
         '91           11016                     11071
         '92           12683                     12797
         '93           14753                     15192
         '94           14939                     15742
         '95           17863                     19024
         '96           20084                     22045
         '97           30186                     32810
         '98           33405                     38626
         '99           37243                     44415
         '00           35525                     42199

                 Yearly periods ended July 31

--------------------------------------------------------------------------------

Fund Index Comparison

--------------------------------------------------------------------------------
                                                               Growth of Average
                                                                    Total Return

                                                               Total Return
                                      Growth of                               Average
Period ended 7/31/2000                 $10,000         Cumulative              Annual
----------------------------------------------------------------------------------------
Scudder Large Company Value Fund
----------------------------------------------------------------------------------------
1 year                                 $   9,539           -4.61%               -4.61%
----------------------------------------------------------------------------------------
5 year                                 $  19,887           98.87%               14.74%
----------------------------------------------------------------------------------------
10 year                                $  35,525          255.25%               13.51%
----------------------------------------------------------------------------------------
Russell 1000 Value Index*
----------------------------------------------------------------------------------------
1 year                                 $   9,501           -4.99%               -4.99%
----------------------------------------------------------------------------------------
5 year                                 $  22,183          121.83%               17.25%
----------------------------------------------------------------------------------------
10 year                                $  42,199          321.99%               15.47%
----------------------------------------------------------------------------------------

* The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less than average growth orientation. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

* The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less than average growth orientation. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

     On February 1, 1997, the Fund adopted its current name. Prior to that date, the Fund was known as the Scudder Capital Growth Fund. All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.


Portfolio Management Discussion
--------------------------------------------------------------------------------

July 31, 2000

In the following interview, portfolio manager Lois Roman discusses Scudder Large Company Value Fund's strategy and the market environment during the twelve-month period ending July 31, 2000.

Q: Value stocks did not perform well over the full reporting period, but they showed signs of life in early 2000. What factors are driving the performance of this asset class?

A: Value stocks underperformed during the final months of 1999 and the early part of 2000, as a narrow group of stocks in aggressive growth areas such as technology and biotech dominated the performance charts. For the 12-month period ending July 31, the Russell 1000 Growth Index jumped 24.36%. At the same time, the Russell 1000 Value Index actually declined -4.99%. In this period, investors were searching for companies whose growth prospects were believed to be strong enough to withstand an environment of rising interest rates. Since most companies that fit this description possessed rich valuations, we were not able to benefit from the rally in this area.

Value stocks initially rallied when the Nasdaq began to go through the early stages of its spring correction, but once the decline began to extend over a period of several weeks, all sectors of the markets were affected by selling pressure. An improved outlook for interest rates sparked a rally in equities during the summer, but unlike the moves of late 1999 and early 2000, a broad range of stocks participated in the upturn. This phase was marked by a stronger performance from value stocks and an upturn in "breadth," the term used to describe the extent to which advancing stocks are outnumbering decliners. Financials, oils, utilities, and selected cyclicals -- all groups that have performed poorly over the past two years -- experienced rallies. At the same time, the unrestrained optimism that characterized the early part of the year calmed significantly. In this sense, the tone of the market changed, making individual stock selection -- and the necessary research that accompanies it -- more important than momentum factors. This environment proved to be much more healthy for value stocks than the euphoria that characterized the early part of the year.

Q: How did the fund perform during this period?

A: Over the twelve-month period ended July 31, 2000, the fund posted a total return of -4.61%, which was slightly better than the -4.99% return of its unmanaged benchmark, the Russell 1000 Value Index. The fund's outperformance was due, in part, to strong stock selection within the technology area (Motorola), insurance (Cigna, Hartford Financial Services Group, and St. Paul Companies), and health care (American Home Products and Pharmacia). On the negative side, we were hurt by holdings in chemical stocks such as Dow and DuPont, as well as our position in Raytheon.

Q: Has the fund's investment discipline helped in the volatile environment of the past year?

A: Yes. The fund maintains the same steady, disciplined investment process at all times. We believe that the value of such an approach has been demonstrated by the volatility we have experienced so far in 2000. Market direction has changed course significantly on several occasions, and violent sector rotations have occurred with increasing frequency. In an environment such as this, investors who try to chase "momentum" stocks or position their portfolios to take advantage of the most recent "hot" sector are, in our view, destined to fail. We, on the other hand, strive to position the portfolio for any environment by buying what we feel are the most attractive value stocks in the market, and holding on to them over a long-term horizon.

In prospecting for attractive investments, we use a disciplined, three-step investment process that employs a quantitative screen, fundamental equity research, and risk management. The quantitative screen helps us find stocks in the Russell 1000 Index -- a broad, large-capitalization universe -- that are selling at the most attractive valuations. Companies that are ranked in the top four deciles (the cheapest 40%) are our potential buy candidates, while those that fall into the 9th and 10th deciles (the most expensive 20%) are our potential sell candidates. Not all cheap stocks have value, however. The use of our internal army of equity analysts helps us to understand the fundamental dynamics of a company. This is a crucial step in the process, and it helps prevent us from investing in stocks where the fundamentals have not yet hit bottom. Lastly, our use of quantitative and qualitative risk analysis allows us to control for macroeconomic factors. On the sell side, we will sell a holding if our investment thesis is violated, or if its fundamentals begin to show signs of deterioration.

Q: How is the portfolio positioned at present?

A: The fund remains overweight in energy stocks through its position in both integrated oils (Exxon Mobil, Chevron, and Texaco) and oil services companies such as Schlumberger. The sector was weak during July on the decline in oil prices, but we believe that the selloff was overdone for the simple fact that most analysts are still not factoring higher oil prices into their earnings models. We feel that the sector's fundamentals remain very strong, and intend to hold the stocks through short-term turbulence.

The financial sector has had difficulty during the last year due to rising interest rates and merger integration issues. The fund was skewed more towards insurance than banks during the last year, which boosted returns. The key question going forward will be when to reinvest in the banking industry.

In technology, which accounts for less than 10% of the fund, we remain focused on companies such as IBM and Hewlett-Packard. These names aren't exciting high-fliers, but they offer attractive valuations and very favorable earnings stories. We continue to believe that value investors can take advantage of the growth of the tech sector without having to abandon their disciplines.

The fund continues to hold an overweight position in chemical stocks, an area that has been a drag on performance throughout 2000. Believing that stocks in this sector are extremely cheap and will participate if there is a rally within the broader industrial cyclical group, we have added to the fund's holdings in this area as prices have fallen.

Q: What is your outlook for value stocks?

A: In the past, we have stated that we believe a rebound in the value area is inevitable. Only rarely have growth stocks outperformed for as long a period as they have during the past three years. Unfortunately, nobody can accurately predict when the turn in value will come, as evidenced by the many false rallies we have witnessed during the past year. What we can say, however, is that the market currently offers a wealth of companies that in our view, are worth more than they are selling for. For this reason, we intend to remain focused on our value discipline, and will continue to use our three-step process to establish positions in what we believe to be the most attractive value names in the market. We believe that by taking this approach, the fund will be positioned to prosper when the turn in value stocks ultimately arrives.

                                   APPENDIX

                       Beneficial Owners of Fund Shares

          This proxy statement/prospectus is accompanied by Scudder Large Company Value Fund's prospectus that relates to Class S shares dated October 1, 2000, which was previously filed with the Commission via EDGAR on September 29, 2000 (File No. 811-01444) and is incorporated by reference herein.

          This proxy statement/prospectuses is accompanied by Scudder Large Company Value Fund's prospectus that relates to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on October 30, 2000 (File No. 811-01444) and is incorporated by reference herein.

          Value Fund's prospectuses dated February 1, 2001, which were previously filed with the Commission via EDGAR on December 1, 2000 (File No. 811-01444), are incorporated by reference herein.

          Scudder Large Company Value Fund's statement of additional information that relates to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on October 30, 2000 (File No. 811-01444), is incorporated by reference herein.

          Scudder Large Company Value Fund's statement of additional information that relates to Class S shares dated October 1, 2000, which was previously filed with Commission via EDGAR on September 29, 2000 (File No. 811-01444) is incorporated by reference herein.

                                    PART B

                              VALUE EQUITY TRUST

            -------------------------------------------------------

                      Statement of Additional Information
                               March [  ], 2001

            -------------------------------------------------------

Acquisition of the Assets of       By and in Exchange for Shares of
Value Fund,                        Scudder Large Company Value Fund, a series of
a series of                        the Trust
Value Equity Trust (the "Trust")   Two International Place
Two International Place            Boston, MA 02110-4103
Boston, MA 02110-4103

     This Statement of Additional Information is available to the shareholders of Value Fund in connection with a proposed transaction whereby Scudder Large Company Value Fund will acquire all or substantially all of the assets and all of the liabilities of Value Fund in exchange for shares of Scudder Large Company Value Fund (the "Reorganization").

     This Statement of Additional Information of the Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Large Company Value Fund's statement of additional information that relates to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on October 30, 2000 (File No. 811-01444) and is incorporated by reference herein.

2. Scudder Large Company Value Fund's statement of additional information that relates to Class S shares dated October 1, 2000, which was previously filed with the Commission via EDGAR on September 29, 2000 (File No. 811-01444) and is incorporated by reference herein.

3. Scudder Large Company Value Fund's annual report to shareholders for the fiscal year ended July 31, 2000, which was previously filed with the Commission via EDGAR on September 20, 2000, 2000 (File No. 811-01444) and is incorporated by reference herein.

4. Value Fund's prospectuses dated February 1, 2001, which were previously filed with the Commission via EDGAR on December 1, 2000 (File No. 811-01444) and are incorporated by reference herein.

5. Value Fund's statements of additional information dated February 1, 2001, which were previously filed with the Commission via EDGAR on December 1, 2000 (File No. 811-01444) and are incorporated by reference herein.

6. Value Fund's annual report to shareholders for the fiscal year ended September 30, 2000, which was previously filed with the Commission via EDGAR on December 4, 2000 (File No. 811-01444) and is incorporated by reference herein.

7. The financial statements and schedules of Scudder Large Company Value Fund and Value Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March [ ], 2001 relating to the Reorganization may be obtained by writing Value Fund at Two International Place, Boston, Massachusetts
02110-4103 or by calling [         ] at 1-800-[   ]. This Statement of
Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Pro Forma
Portfolio of Investments
as of September 30, 2000 (Unaudited)

                                                            Scudder Large  Scudder   Pro Forma Scudder Large    Scudder    Pro Forma
                                                            Company Value Value Fund  Combined Company Value   Value Fund  Combined
                                                              Par/Share   Par/Share  Par/Share     Market        Market     Market
                                                                Amount      Amount     Amount    Value ($)      Value ($)  Value ($)
                                                           -------------------------------------------------------------------------
Repurchase Agreements 2.7%
--------------------------

                           Repurchase Agreement with State   65,015,000  6,084,000  71,099,000  65,015,000    6,084,000   71,099,000
                           Street Bank, 6.480%, 10/02/2000

                                                                                               -------------------------------------
Total Repurchase Agreements (Cost of $65,015,000, $6,084,000, and $71,099,000 respectively)     65,015,000    6,084,000   71,099,000
                                                                                               =====================================

Common Stocks 97.3%
--------------------

        COMMUNICATIONS    8.8%  AT&T Corp.                      841,350    166,550   1,007,900  24,714,656    4,892,406   29,607,062
                                BellSouth Corp.               1,188,300    207,800   1,396,100  47,829,075    8,363,950   56,193,025
                                SBC Communicatons, Inc.       1,198,100    234,000   1,432,100  59,905,000   11,700,000   71,605,000
                                Verizon Communications        1,278,200    247,300   1,525,500  61,912,812   11,978,593   73,891,405

                                                                                               -------------------------------------
                                                                                               194,361,543   36,934,949  231,296,492
                                                                                               -------------------------------------

CONSUMER DISCRETIONARY    1.2%  Target Corp.                  1,095,800    130,000   1,225,800  28,079,875    3,331,250   31,411,125

                                                                                               -------------------------------------
                                                                                                28,079,875    3,331,250   31,411,125
                                                                                               -------------------------------------

      CONSUMER STAPLES    7.8%  Anheuser-Busch Co., Inc.                   133,200     133,200                5,636,025    5,636,025
                                Gillette Co.                    846,200    160,100   1,006,300  26,126,425    4,943,087   31,069,512
                                H.J. Heinz Co.                1,055,200    204,200   1,259,400  39,108,350    7,568,162   46,676,512
                                Hershey Foods Corp.             312,500     61,600     374,100  16,914,062    3,334,100   20,248,162
                                PepsiCo, Inc.                 1,259,800    246,500   1,506,300  57,950,800   11,339,000   69,289,800
                                Unilever NV                     675,285                675,285  32,582,501                32,582,501

                                                                                               -------------------------------------
                                                                                               172,682,138   32,820,374  205,502,512
                                                                                               -------------------------------------

              DURABLES    9.1%  Boeing Co.                      958,770    171,400   1,130,170  60,402,510   10,798,200   71,200,710
                                Deere & Co.                     809,400    153,300     962,700  26,912,550    5,097,225   32,009,775
                                Lockheed Martin Corp.         1,786,300    386,264   2,172,564  58,876,448   12,731,261   71,607,709
                                United Technologies Corp.       794,400    101,800     896,200  55,012,200    7,049,650   62,061,850

                                                                                               -------------------------------------
                                                                                               201,203,708   35,676,336  236,880,044
                                                                                               -------------------------------------

                ENERGY   14.7%  Baker Hughes, Inc.              686,700    134,700     821,400  25,493,737    5,000,737   30,494,474
                                Chevron Corp.                   357,500     87,200     444,700  30,476,875    7,433,800   37,910,675
                                Conoco, Inc. - Class A                     152,600     152,600                3,986,675    3,986,675
                                Conoco, Inc. - Class B          739,000                739,000  19,906,812                19,906,812
                                The Montana Power Co.           664,000    125,300     789,300  22,161,000    4,181,887   26,342,887
                                Royal Dutch Petroleum Co.       825,300    124,900     950,200  49,466,418    7,486,193   56,952,611
                                Schlumberger Ltd.               356,100     69,800     425,900  29,311,481    5,745,412   35,056,893
                                Texaco, Inc.                    398,500    111,900     510,400  20,921,250    5,874,750   26,796,000
                                Exxon Mobil Corp.             1,394,723    264,992   1,659,715 124,304,687   23,617,410  147,922,097

                                                                                               -------------------------------------
                                                                                               322,042,260   63,326,864  385,369,124
                                                                                               -------------------------------------

             FINANCIAL   26.3%  AFLAC, Inc.                     661,000    135,900     796,900  42,345,326    8,706,093   51,051,419
                                Allstate Corp.                1,118,900    211,100   1,330,000  38,881,775    7,335,725   46,217,500
                                Bank of America Corp.           647,628    133,352     780,980  33,919,516    6,984,311   40,903,827
                                Cigna Corp.                     702,100    149,700     851,800  73,299,240   15,628,680   88,927,920
                                Citigroup, Inc.               1,574,330    320,400   1,894,730  85,112,215   17,321,625  102,433,840
                                Federal National Mortgage
                                  Association                   398,700     77,900     476,600  28,507,050    5,569,850   34,076,900
                                FleetBoston Financial Corp.     857,554    168,600   1,026,154  33,444,606    6,575,400   40,020,006
                                Hartford Financial Services
                                  Group, Inc.                   433,300     83,200     516,500  31,603,818    6,068,400   37,672,218
                                J.P. Morgan & Co., Inc.         223,300     25,500     248,800  36,481,637    4,166,062   40,647,699
                                PNC Bank Corp.                  584,900    117,900     702,800  38,018,500    7,663,500   45,682,000
                                Post Properties, Inc.           310,800     64,900     375,700  13,539,225    2,827,206   16,366,431
                                St. Paul Companies, Inc.        563,800    110,100     673,900  27,802,387    5,429,306   33,231,693
                                Wells Fargo Co.                 379,200     71,400     450,600  17,419,500    3,279,937   20,699,437
                                Zions Bancorp                    99,700     20,400     120,100   5,098,720    1,043,268    6,141,988
                                Bank One Corp.                  812,200    156,600     968,800  31,371,225    6,048,675   37,419,900
                                Chase Manhattan Corp.           502,300     95,950     598,250  23,199,981    4,431,690   27,631,671
                                MetLife, Inc.                   622,000    119,700     741,700  16,288,625    3,134,643   19,423,268

                                                                                               -------------------------------------
                                                                                               576,333,346  112,214,371  688,547,717
                                                                                               -------------------------------------

                HEALTH    8.9%  American Home Products Corp.  1,037,900    189,900   1,227,800  58,706,218   10,741,218   69,447,436
                                Becton, Dickinson & Co.         826,100    161,900     988,000  21,840,018    4,280,231   26,120,249
                                Bristol-Myers Squibb Co.        679,800    133,200     813,000  38,833,575    7,609,050   46,442,625
                                Eli Lilly & Co.                 416,400     80,500     496,900  33,780,450    6,530,562   40,311,012
                                Pharmacia Corp.                 721,259    134,351     855,610  43,410,776    8,086,250   51,497,026

                                                                                               -------------------------------------
                                                                                               196,571,037   37,247,311  233,818,348
                                                                                               -------------------------------------

         MANUFACTURING    4.6%  Dow Chemical Co.                801,000    154,500     955,500  19,974,937    3,852,843   23,827,780

                             E.I. du Pont de Nemours & Co.     860,300  148,700 1,009,000    35,648,681     6,161,756     41,810,437
                             PPG Industries, Inc.              485,700   92,100   577,800    19,276,218     3,655,218     22,931,436
                             Parker-Hannifin Corp.             396,700   90,450   487,150    13,388,625     3,052,687     16,441,312
                             Sherwin-Williams Co.              625,100  117,700   742,800    13,361,512     2,515,837     15,877,349

                                                                                          ------------------------------------------
                                                                                            101,649,973    19,238,341    120,888,314
                                                                                          ------------------------------------------

             MEDIA     1.7%  The Walt Disney Co.               972,100  201,000 1,173,100    37,182,825     7,688,250     44,871,075

                                                                                          ------------------------------------------
                                                                                             37,182,825     7,688,250     44,871,075
                                                                                          ------------------------------------------

SERVICE INDUSTRIES     1.1%  Merrill Lynch & Co., Inc.         367,000   72,600   439,600    24,222,000     4,791,600     29,013,600

                                                                                          ------------------------------------------
                                                                                             24,222,000     4,791,600     29,013,600
                                                                                          ------------------------------------------

        TECHNOLOGY     5.4%  AgilentTechnologies Inc.                0        0         0            18             5             23
                             Apple Computer, Inc.              247,300            247,300     6,367,975                    6,367,975
                             Compaq Computer Corp.             821,200            821,200    22,648,696                   22,648,696
                             Diebold, Inc.                     396,100   76,000   472,100    10,521,406     2,018,750     12,540,156
                             Hewlett-Packard Co.               212,400   41,500   253,900    20,602,800     4,025,500     24,628,300
                             International Business Machines
                             Corp.                             255,100   50,200   305,300    28,698,750     5,647,500     34,346,250
                             Intuit,Inc.                       581,000  112,000   693,000    33,117,000     6,384,000     39,501,000

                                                                                          ------------------------------------------
                                                                                            121,956,645    18,075,755    140,032,400
                                                                                          ------------------------------------------

    TRANSPORTATION     1.2%  Burlington Northern Santa
                               Fe Corp.                      1,246,700  248,000 1,494,700    26,881,968     5,347,500     32,229,468

                                                                                          ------------------------------------------
                                                                                             26,881,968     5,347,500     32,229,468
                                                                                          ------------------------------------------

         UTILITIES     6.5%  Allegheny Energy, Inc.            747,100  142,100   889,200    28,529,881     5,426,443     33,956,324
                             Duke Energy Corp.                 357,900   72,500   430,400    30,689,925     6,216,875     36,906,800
                             FPL Group, Inc.                   474,800   87,300   562,100    31,218,100     5,739,975     36,958,075
                             Peco Energy Co.                   155,700   34,900   190,600     9,429,581     2,113,631     11,543,212
                             Southern Energy Inc                90,300   17,000   107,300     2,833,162       533,375      3,366,537
                             Unicom Corp.                      717,600  134,100   851,700    40,320,149     7,534,761     47,854,910

                                                                                          ------------------------------------------
                                                                                            143,020,798    27,565,060    170,585,858
                                                                                          ------------------------------------------

                                                                                          ------------------------------------------
Total Common Stocks (Cost of $1,562,849,003, $344,256,380, and $1,907,105,383
respectively)                                                                             2,146,188,116   404,257,961  2,550,446,077
                                                                                          ==========================================

                                                                                          ------------------------------------------
Total Investment Portfolio (Cost of $1,627,864,003,$350,340,380 and $1,978,204,383
respectively)                                                                             2,211,203,116   410,341,961  2,621,545,077
                                                                                          ==========================================

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

       PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                     AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                   Scudder Large       Scudder        Pro Forma           Pro Forma
                                   Company Value      Value Fund     Adjustments          Combined
                                  ---------------   -------------   ------------       ---------------
Investments, at value             $ 2,211,203,116   $ 410,341,961                      $ 2,621,545,077
Cash                                        6,849             138                      $         6,987
Other assets less
liabilities                            26,390,204       9,520,589   $       -     (2)  $    35,910,793
                                  ---------------   -------------   ------------       ---------------
Total Net assets                  $ 2,237,600,169   $ 419,862,688   $       -          $ 2,657,462,857
                                  ===============   =============   ============       ===============

Net Assets
Class S Shares                    $ 2,237,600,169   $ 331,123,448                      $ 2,568,723,617
Class A Shares                                      $  50,693,642                      $    50,693,642
Class B Shares                                      $  30,573,600                      $    30,573,600
Class C Shares                                      $   7,471,998                      $     7,471,998
Shares Outstanding
Class S Shares                         77,496,256      12,846,172     (1,376,707)           88,965,721
Class A Shares                                          1,968,732       (212,804)            1,755,928
Class B Shares                                          1,195,742       (136,733)            1,059,009
Class C Shares                                            292,512        (33,697)              258,815
Net Asset Value per Share
Class S Shares                    $         28.87   $       25.78                      $         28.87
Class A Shares                                      $       25.75                      $         28.87
Class B Shares                                      $       25.57                      $         28.87
Class C Shares                                      $       25.54                      $         28.87

             PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
       FOR THE TWELVE MONTH PERIOD ENDED September 30, 2000 (UNAUDITED)

                                               Scudder Large        Scudder          Pro Forma           Pro Forma
                                               Company Value         Value          Adjustments           Combined
                                              ----------------------------------------------------------------------
Investment Income:
  Interest and dividend income                $   47,061,459       8,694,159       $          --       $  55,755,618
                                              ----------------------------------------------------------------------
            Total Investment Income               47,061,459       8,694,159                              55,755,618
  Expenses
     Management fees                              13,718,497       3,001,573          (1,426,352)  (3)    15,293,718
     Trustees Fees                                    84,792          53,784                 -     (4)       138,576
     12B-1                                                --         460,185                                 460,185
     All other expenses                            7,105,442       3,167,426          (2,372,518)  (5)     7,900,350
                                              ----------------------------------------------------------------------
  Total expenses before reductions                20,908,731       6,682,968          (3,798,870)         23,792,829
  Expense reductions                                     -               -                   -                   -
                                              ----------------------------------------------------------------------
  Expenses, net                                   20,908,731       6,682,968          (3,798,870)         23,792,829
                                              ----------------------------------------------------------------------
Net investment income (loss)                      26,152,728       2,011,191           3,798,870          31,962,789
                                              ----------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
  on Investments:

  Net realized gain (loss) from investments      211,160,385      52,726,443                  --         263,886,828

  Net unrealized appreciation (depreciation)
     of investments                              (14,536,052)     13,596,001                  --            (940,051)
                                              ----------------------------------------------------------------------

 Net increase in net assets from operations   $  222,777,061    $ 68,333,635       $   3,798,870       $ 294,909,566
                                              ======================================================================


              Notes to Pro Forma Combining Financial Statements
                                  (Unaudited)
                              September 30, 2000

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of September 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended September 30, 2000 for the Scudder Large Company Value Fund and Scudder Value Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxxx and $xxxxxx to be borne by Scudder Large Company Value Fund and the Scudder Value Fund, respectively.

3. Represents reduction in management fees resulting from the utilization of Scudder Large Company Value Fund's lower management fees.

4. Reduction in trustee fees resulting from the Reorganization.

5. Represents reduction in other expenses resulting from the implementation of an administrative fee contract by Scudder Large Company Value Fund for the entire year.

                          PART C.  OTHER INFORMATION

Item 15   Indemnification.
-------   ----------------

                              A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                              Article IV, Section 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                              Section 4.1. No Personal Liability of
                              Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                              Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                              Section 4.3.  Mandatory Indemnification.

                              (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                   (i)    every person who is, or has been, a
                              Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                   (ii)   the words "claim," "action," "suit,"
                              or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                              (b)  No indemnification shall be provided
                              hereunder to a Trustee or officer:

                                   (i)    against any liability to the Trust, a
                              Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                   (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                   (iii)  in the event of a settlement or other
                              disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                          (A)  by the court or other body
                                               approving the settlement or other
                                               disposition; or

                                          (B)  based upon a review of readily
                              available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                              (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                              (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                                   (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                                   (ii)  a majority of the Disinterested
                              Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                   As used in this Section 4.3, a "Disinterested
                              Trustee" is one who is not (i) an "Interested Person") of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.  Exhibits.
--------  ---------
          (1)       (a)(1)    Amended and Restated Declaration of Trust dated
                              March 17, 1988. Incorporated by reference to Post-
                              Effective Amendment No. 25 to the Registrant's
                              Registration Statement on Form N-1A, as amended
                              (the "Registration Statement").

                    (a)(2) Establishment and Designation of Series dated December 15, 1986. (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (a)(3) Amended Establishment and Designation of Series dated May 4, 1987. (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (a)(4) Certificate of Amendment dated December 13, 1990. (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (a)(5) Establishment and Designation of Series dated October 6, 1992. (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (a)(6) Redesignation of Series by the Registrant on behalf of Scudder Capital Growth Fund, dated December 2, 1996. (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (a)(7) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 Par Value, Kemper A, B & C Shares, and Scudder Shares. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                    (a)(8) Redesignation of Series, Scudder Value Fund to Value Fund. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                    (a)(9) (a)     Establishment and Designation of Classes of
                                   Shares of Beneficial Interest, $.01 Par
                                   Value, Scudder Large Company Value Fund -
                                   Class S Shares and Scudder Large Company
                                   Value Fund - AARP Shares, dated March 17,
                                   2000. (Incorporated by reference to Post-
                                   Effective Amendment No. 39 to the
                                   Registration Statement.)

                    (a)(9) (b)     Establishment and Designation of Classes of
                                   Shares of Beneficial Interest, $.01 Par
                                   Value, Scudder Select 500 Fund- Class S
                                   Shares and Scudder Select 500 Fund - AARP
                                   Shares, dated March 17, 2000. (Incorporated by reference to Post-Effective Amendment No.
                                   39 to the Registration Statement.)

                    (a)(9) (c)     Establishment and Designation of Classes of
                                   Shares of Beneficial Interest, $.01 Par
                                   Value, Scudder Select 1000 Growth Fund -
                                   Class S Shares and Scudder Select 1000 Growth
                                   Fund - AARP Shares, dated March 17, 2000.
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 39 to the Registration
                                   Statement.)

          (2)       (b)(1)         By-Laws as of October 16, 1985. (Incorporated
                                   by reference to Exhibit 2(a) to Post-
                                   Effective Amendment No. 25 to the
                                   Registration Statement.)

                    (b)(2) Amendment to the By-Laws of Registrant as amended through December 9, 1985. (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (b)(3) Amendment to the Registrant's By-Laws dated December 12, 1991. (Incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (b)(4) Amendment to the Registrant's By-Laws dated September 17, 1992. (Incorporated by reference to the Exhibit 2(d) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (b)(5) Amendment to the Registrant's By-Laws dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

          (3)                      Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

          (5)                      Inapplicable.

          (6)       (d)(1)         Investment Management Agreement between the
                                   Registrant, on behalf of Scudder Large
                                   Company Value Fund, and Scudder Kemper
                                   Investments, Inc. dated September 7, 1998.
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 30 to the Registration
                                   Statement.)

                    (d)(2) Investment Management Agreement between the Registrant, on behalf of Value Fund, and Scudder Kemper Investment, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                    (d)(3) Investment Management Agreement between the Registrant on behalf of Scudder Select 500 Fund and Scudder Kemper Investments, Inc., dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

                    (d)(4) Investment Management Agreement between the Registrant on behalf of Scudder Select 1000 Growth Fund and Scudder Kemper Investments, Inc., dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

                    (d)(5) Investment Management Agreement between the Registrant on behalf of Scudder Large Company Value Fund and Scudder Kemper Investments, Inc., dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (d)(6) Form of Investment Management Agreement between the Registrant on behalf of Scudder Select 500 Fund and Scudder Kemper Investments, Inc., dated August 25, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (d)(7) Form of Investment Management Agreement between the Registrant on behalf of Scudder Select 1000 Growth Fund and Scudder Kemper Investments, Inc., dated October 2, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (d)(8) Investment Management Agreement between the Registrant, on behalf of Scudder Large Company Value Fund, and Scudder Kemper Investments, Inc., dated October 1, 2000 is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

          (7)       (e)(1)         Underwriting and Distribution Services
                                   Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc.
                                   dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                    (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                    (e)(3) Amendment dated September 30, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

                    (e)(4) Amendment dated December 7, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

          (8)                      Inapplicable.

          (9)       (g)(1)         Custodian Agreement between the Registrant
                                   and State Street Bank and Trust Company
                                   ("State Street Bank") dated October 1, 1982.
                                   (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 25 to the
                                   Registration Statement.)

                    (g)(1)(a) Fee schedule for Exhibit (g)(1). (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (g)(2) Amendment to Custodian Contract dated March 31, 1986. (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (g)(3) Amendment to Custodian Contract dated October 1, 1982. (Incorporated by reference to Exhibit 8(a)(4)to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (g)(4) Amendment to Custodian Contract dated September 16, 1988. (Incorporated by reference to Exhibit 8(a)(5) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (g)(5) Amendment to Custodian Contract dated December 13, 1990. (Incorporated by reference to Exhibit 8(a)(6) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (g)(5)(a) Fee schedule for Exhibit (g)(5) dated August 1, 1994. (Incorporated by reference to Exhibit 8(a)(7) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (g)(6) Amendment to Custodian Contract dated March 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

                    (g)(6)(a) Form of Fee schedule for Exhibit (g)(6). (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

                    (g)(7) Agency Agreement between State Street Bank and Trust Company and The Bank of New York, London office dated January 1, 1979. (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (g)(8) Subcustodian Agreement between State Street Bank and the Chase Manhattan Bank, N.A. dated September 1, 1986. (Incorporated by reference to Exhibit 8(c)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (10)      (n)(1)         Mutual Funds Multi-Distribution System Plan,
                                   Rule 18f-3 Plan. (Incorporated by reference to Exhibit 18 to Post-Effective Amendment No.
                                   29 to the Registration Statement.)

                    (n)(2) Plan With Respect to Scudder Large Company Value Fund Pursuant to Rule 18f-3, dated March 14, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (n)(3) Amended and Restated Plan With Respect to Scudder Large Company Value Fund Pursuant to Rule 18f-3, dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (n)(4) Plan With Respect to Scudder Select 500 Fund Pursuant to Rule 18f-3, dated March 14, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (n)(5) Amended and Restated Plan With Respect to Scudder Select 500 Fund Pursuant to Rule 18f-3, dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (n)(6) Plan With Respect to Scudder Select 1000 Growth Fund Pursuant to Rule 18f-3, dated March 14, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (n)(7) Amended and Restated Plan With Respect to Scudder Select 1000 Growth Fund Pursuant to Rule 18f-3, dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (n)(8) Scudder Funds Amended and Restated Multi-Distribution System Plan is filed herewith.

          (11)                     Opinion and consent of Dechert is filed
                                   herewith.

          (12) Opinion of Willkie Farr & Gallagher to be filed by post-effective amendment.

          (13)      (h)(1)         Transfer Agency and Service Agreement between
                                   the Registrant and Scudder Service
                                   Corporation dated October 2, 1989.
                                   (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective Amendment No. 25 to the
                                   Registration Statement.)

                    (h)(1)(a) Fee schedule for Exhibit (h)(1). (Incorporated by reference to Exhibit 9(a)(2) to Post Effective Amendment No. 25 to the Registration Statement.)

                    (h)(1)(b)      Form of revised fee schedule for Exhibit
                                   (h)(1). (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment No. 23 to the Registration Statement.)

                    (h)(2) Transfer Agency Fee Schedule between the Registrant and Kemper Service Company on behalf of Scudder Value Fund dated January 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

                    (h)(3) Agency Agreement between the Registrant on behalf of Value Fund and Kemper Service Company dated April 16, 1998. (Incorporated by reference to Post-Effective No. 30 to the Registration Statement.)

                    (h)(4) Amendment No. 1 dated September 30, 1999 to the Agency Agreement between the Registrant, on behalf of Value Fund, and Kemper Service Company. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

                    (h)(5) COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995. (Incorporated by reference to Exhibit 9(b)(3)to Post-Effective Amendment No. 24 to the Registration Statement.)

                    (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (h)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation, on behalf of Scudder Equity Trust, dated June 8, 1995. (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective Amendment No. 23 to the Registration Statement.)

                    (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund, and Scudder Fund Accounting Corporation dated October 19, 1994. (Incorporated by reference to Exhibit 9(e)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Value Fund, and Scudder Fund Accounting Corporation dated October 24, 1994. (Incorporated by reference to Exhibit 9(e)(2) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (h)(10) Amendment No. 1 dated September 30, 1999 to the Fund Accounting Service Agreement between the Registrant, on behalf of Value Fund, and Scudder Fund Accounting Corporation. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

                    (h)(11) Special Servicing Agreement dated November 15, 1996 between Scudder Pathway Series and the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Value Fund. (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (h)(12) Administrative Services Agreement between the Registrant and Kemper Distributors, Inc. dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                    (h)(12)(a) Amendment No. 1 dated September 14, 1999 to the Administrative Services Agreement between the Registrant on behalf of Value Fund and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

                    (h)(12)(b) Form of Administrative Services Agreement (and Fee Schedule thereto) between the Registrant, on behalf of Scudder Large Company Value Fund, Scudder Select 500 Fund, Scudder Select 1000 Growth Fund, and Value Fund, and Scudder Kemper Investments, Inc., dated August 28, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                    (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Select 500 Fund, and Scudder Fund Accounting Corporation dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

                    (h)(14) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Select 1000 Growth Fund, and Scudder Fund Accounting Corporation dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

                    (h)(15) License Agreement between the Registrant, on behalf of Scudder Select 500 Fund, and Standard & Poor's Corporation, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                    (h)(16) Research License Agreement between the Registrant, on behalf of Scudder Select 1000 Growth Fund, and Frank Russell Company dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

          (14) Consents of Independent Accountants is filed herewith.

          (15)                     Inapplicable.

          (16)                     Powers of Attorney are filed herewith.

          (17)                     Form of Proxy is filed herewith.

Item 17.  Undertakings.
--------  -------------

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Value Equity Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 14/th/ day of December, 2000.

                              VALUE EQUITY TRUST

                              By:  /s/ Linda C. Coughlin
                                   --------------------------
                              Title:   President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                      DATE
          ---------                       -----                      ----

/s/ Linda C. Coughlin              President & Trustee         December 14, 2000
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.*                Trustee               December 14, 2000
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*                 Trustee               December 14, 2000
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler*                    Trustee               December 14, 2000
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox*                        Trustee               December 14, 2000
---------------------------
Keith R. Fox

/s/ Joan Edelman Spero*                  Trustee               December 14, 2000
---------------------------
Joan Edelman Spero

/s/ Jean Gleason Stromberg*              Trustee               December 14, 2000
---------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel*                      Trustee               December 14, 2000
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick*                    Trustee               December 14, 2000
---------------------------
Steven Zaleznick

/s/ John R. Hebble            Treasurer (Principal Financial   December 14, 2000
---------------------------      and Accounting Officer)
John R. Hebble


*By:  /s/ Joseph R. Fleming                                    December 14, 2000
      -------------------------------------
      Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                                File No. [  -  ]

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   EXHIBITS

                                      TO

                                   FORM N-14

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                              VALUE EQUITY TRUST

                              VALUE EQUITY TRUST

                                 EXHIBIT INDEX


Exhibit 10(n)(8)    Scudder Funds Amended and Restated Multi-Distribution System
                    Plan

Exhibit 11          Opinion and Consent of Dechert

Exhibit 14          Consents of Independent Accountants

Exhibit 16          Powers of Attorney

Exhibit 17          Form of Proxy